Schedule of Investments (unaudited) December 31, 2019	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 80.1%

Aerospace & Defense — 2.3%
BAE Systems PLC	892,417	$6,681,855
Lockheed Martin Corp.	8,311	3,236,137

		9,917,992

Automobiles — 2.4%
Ford Motor Co.	420,380	3,909,534
General Motors Co.	166,723	6,102,062

		10,011,596

Banks — 11.1%
Citigroup, Inc.	123,455	9,862,820
JPMorgan Chase & Co.	111,602	15,557,319
Regions Financial Corp.	69,809	1,197,922
Wells Fargo & Co.	383,732	20,644,782

		47,262,843

Beverages — 0.4%
PepsiCo, Inc.	12,737	1,740,766

Biotechnology — 0.9%
Acerta Pharma BV, Series B (Acquired 05/06/15, cost $1,815,300)(a)(b)(c)	31,555,035	3,979,090

Capital Markets — 1.4%
Morgan Stanley	68,054	3,478,920
State Street Corp.	33,714	2,666,777

		6,145,697

Chemicals — 0.7%
Corteva, Inc.	35,763	1,057,154
DuPont de Nemours, Inc.	28,248	1,813,522

		2,870,676

Communications Equipment — 2.0%
Cisco Systems, Inc.	179,238	8,596,254

Containers & Packaging — 0.6%
International Paper Co.	43,945	2,023,667
Packaging Corp. of America	6,239	698,706

		2,722,373

Diversified Financial Services — 1.1%
AXA Equitable Holdings, Inc.	181,783	4,504,583

Diversified Telecommunication Services — 5.2%
BCE, Inc.	71,490	3,313,562
Verizon Communications, Inc.	308,223	18,924,892

		22,238,454

Electric Utilities — 3.4%
Edison International	36,774	2,773,127
FirstEnergy Corp.	237,962	11,564,953

		14,338,080

Energy Equipment & Services — 0.9%
Baker Hughes Co.	154,162	3,951,172

Food Products — 2.8%
Conagra Brands, Inc.	104,680	3,584,243
Kellogg Co.	47,384	3,277,077
Kraft Heinz Co.	93,047	2,989,600
Nestle SA, Registered Shares	19,108	2,068,733

		11,919,653

Health Care Equipment & Supplies — 2.6%
Alcon, Inc.(a)	28,113	1,592,366
Koninklijke Philips NV	73,517	3,593,800
Medtronic PLC	51,641	5,858,671

		11,044,837

Health Care Providers & Services — 2.9%
Anthem, Inc.	18,716	5,652,793

Security	Shares	Value

Health Care Providers & Services (continued)
CVS Health Corp.	91,573	$6,802,958

		12,455,751

Household Durables — 1.0%
Newell Brands, Inc.	217,219	4,174,949

Household Products — 1.5%
Kimberly-Clark Corp.	29,384	4,041,769
Procter & Gamble Co.	19,400	2,423,060

		6,464,829

Industrial Conglomerates — 1.1%
Siemens AG, Registered Shares	36,446	4,759,561

Insurance — 8.3%
American International Group, Inc.	118,633	6,089,432
Arthur J. Gallagher & Co.	24,988	2,379,607
CNA Financial Corp.	63,238	2,833,695
Fidelity National Financial, Inc.	59,642	2,704,765
MetLife, Inc.	208,147	10,609,253
Prudential Financial, Inc.	60,462	5,667,708
Swiss Re AG	35,411	3,978,161
Willis Towers Watson PLC	6,110	1,233,853

		35,496,474

IT Services — 0.2%
International Business Machines Corp.	7,649	1,025,272

Multi-Utilities — 1.0%
National Grid PLC — ADR(d)	68,687	4,304,614

Oil, Gas & Consumable Fuels — 9.1%
BP PLC	1,762,779	11,089,375
ConocoPhillips	26,678	1,734,870
Marathon Petroleum Corp.	137,494	8,284,013
ONEOK, Inc.	33,505	2,535,323
TOTAL SA — ADR	92,820	5,132,946
Williams Cos., Inc.	427,755	10,146,349

		38,922,876

Personal Products — 0.6%
Unilever NV, NY Shares	42,507	2,442,452

Pharmaceuticals — 8.7%
AstraZeneca PLC	64,441	6,450,067
Bayer AG, Registered Shares	103,281	8,396,436
Bristol-Myers Squibb Co.	124,277	7,977,341
Johnson & Johnson	21,288	3,105,281
Pfizer, Inc.	226,031	8,855,895
Sanofi	24,723	2,482,879

		37,267,899

Road & Rail — 0.6%
Uber Technologies, Inc.(a)	91,463	2,720,110

Semiconductors & Semiconductor Equipment — 0.6%
QUALCOMM, Inc.	27,934	2,464,617

Specialty Retail — 0.2%
Lowe’s Cos., Inc.	6,215	744,308

Technology Hardware, Storage & Peripherals — 2.4%
NetApp, Inc.	29,978	1,866,130
Samsung Electronics Co. Ltd. — GDR	6,895	8,251,217

		10,117,347

Tobacco — 2.6%
Altria Group, Inc.	114,742	5,726,773
Imperial Brands PLC	210,359	5,204,380

		10,931,153

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

Wireless Telecommunication Services — 1.5%
China Mobile Ltd. — ADR		146,681	$6,200,206

Total Common Stocks — 80.1% (Cost: $294,184,251)			341,736,484

Preferred Stocks — 1.0%

Software — 1.0%
Palantir Technologies, Inc., Series I (Acquired 02/07/14, cost $4,300,011)(a)(b)(c)

(Cost — $4,300,011) — 0.0%		701,470	4,152,702

		Par (000)

Equity-Linked Notes — 18.5%

Aerospace & Defense — 0.5%
Bank of Montreal (Lockheed Martin Corp.) 13.37% 01/08/20	USD	6	2,096,620

Automobiles — 0.2%
SG Americas Securities LLC (Ford Motor Co.) 14.99% 01/08/20		102	936,099

Banks — 1.4%
RBC Capital Markets LLC (JPMorgan Chase & Co.) 14.80% 01/13/20		38	5,033,175
SG Americas Securities LLC (Regions Financial Corp.) 19.53% 01/24/20		47	802,803

			5,835,978

Beverages — 0.3%
BOFA Securities, Inc. (PepsiCo, Inc.) 13.73% 01/08/20		9	1,153,168

Capital Markets — 0.5%
BOFA Securities, Inc. (Morgan Stanley) 14.82% 01/13/20		23	1,154,941
TD Securities (USA) LLC (State Street Corp.) 22.63% 01/31/20		11	894,183

			2,049,124

Chemicals — 0.3%
TD Securities (USA) LLC (Dow, Inc.) 20.73% 01/13/20		24	1,293,436

Communications Equipment — 0.3%
BOFA Securities, Inc. (Cisco Systems, Inc.) 15.28% 01/13/20		28	1,328,410

Containers & Packaging — 0.4%
BNP Paribas Securities Corporation (International Paper Co.) 15.69% 01/16/20		30	1,362,906
SG Americas Securities LLC (Packaging Corp. of America) 18.23% 01/24/20		2	235,493

			1,598,399

Diversified Telecommunication Services — 2.0%
Bank of Montreal (BCE, Inc.) 16.20% 01/08/20		49	2,249,159
Bank of Montreal (Verizon Communications, Inc.) 12.60% 01/08/20		105	6,321,434

			8,570,593

Electric Utilities — 1.1%
BNP Paribas Securities Corporation (Edison International) 22.27% 01/16/20		12	905,723
BNP Paribas Securities Corporation (FirstEnergy Corp.) 9.81% 01/16/20		81	3,870,717

			4,776,440

Security		Par (000)	Value

Energy Equipment & Services — 0.3%
TD Securities (USA) LLC (Baker Hughes Co.) 22.32% 01/31/20	USD	52	$1,224,652

Food Products — 0.5%
BOFA Securities, Inc. (Conagra Brands, Inc.) 16.14% 01/08/20		26	776,568
RBC Capital Markets LLC (Kraft Heinz Co.) 18.43% 01/31/20(c)		22	712,485
Societe Generale (Nestle SA) 12.36% 02/07/20	CHF	6	679,786

			2,168,839

Health Care Equipment & Supplies — 0.9%
BOFA Securities, Inc. (Medtronic PLC) 11.16% 01/13/20	USD	18	1,945,807
Societe Generale (Alcon, Inc.) 14.78% 02/07/20	CHF	9	535,277
Societe Generale (Koninklijke Philips NV) 15.18% 02/07/20	EUR	25	1,195,590

			3,676,674

Household Products — 0.7%
BNP Paribas Securities Corporation (Kimberly-Clark Corp.) 8.87% 01/24/20	USD	10	1,366,902
SG Americas Securities LLC (Procter & Gamble Co.) 15.91% 01/24/20		13	1,615,744

			2,982,646

Industrial Conglomerates — 0.7%
BNP Paribas Securities Corporation (3M Co.) 18.74% 01/16/20		8	1,369,990
Credit Suisse Securities (USA) LLC (Siemens AG) 21.9% 02/07/20	EUR	12	1,563,994

			2,933,984

Insurance — 2.7%
Bank of Montreal (Arthur J. Gallagher & Co.) 13.89% 01/08/20	USD	17	1,546,633
BMO Capital Markets Corp. (American International Group, Inc.) 22.19% 01/31/20		40	2,000,405
BNP Paribas Securities Corporation (MetLife, Inc.) 11.14% 01/16/20		71	3,547,587
BNP Paribas Securities Corporation (Prudential Financial, Inc.) 17.75% 01/13/20		21	1,918,679
RBC Capital Markets LLC (Willis Towers Watson PLC) 10.30% 01/24/20		2	397,677
SG Americas Securities LLC (Travelers Cos., Inc.) 19.11% 01/24/20		7	913,672
Societe Generale (Swiss Re AG) 14.01% 02/07/20	CHF	12	1,328,352

			11,653,005

Oil, Gas & Consumable Fuels — 2.6%
Bank of Montreal (TOTAL SA) 17.23% 01/08/20	USD	32	1,714,026
BNP Paribas Securities Corporation (Williams Cos., Inc.) 17.54% 01/13/20		128	2,976,324
Credit Suisse Securities (USA) LLC (BP PLC) 17.35% 02/07/20	GBP	591	3,675,813
RBC Capital Markets LLC (ConocoPhillips) 17.17% 01/16/20	USD	9	555,670
TD Securities (USA) LLC (ONEOK, Inc.) 13.40% 01/13/20		33	2,334,894

			11,256,727

Personal Products — 0.2%
BNP Paribas Securities Corporation (Unilever NV) 9.59% 01/13/20		11	632,325

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals — 1.4%
SG Americas Securities LLC (Pfizer, Inc.) 16.80% 01/24/20	USD	76	$2,938,736
Societe Generale (AstraZeneca PLC) 18.16% 02/07/20	GBP	22	2,156,381
Societe Generale (Sanofi) 16.42% 02/07/20	EUR	8	826,276

			5,921,393

Semiconductors & Semiconductor Equipment — 0.4%
BMO Capital Markets Corp. (QUALCOMM, Inc.) 24.28% 01/31/20	USD	9	807,459
BOFA Securities, Inc. (NXP Semiconductors NV) 23.64% 01/16/20		9	1,013,511

			1,820,970

Specialty Retail — 0.1%
BNP Paribas Securities Corporation (Lowe’s Cos., Inc.) 17.46% 01/13/20		5	597,001

Technology Hardware, Storage & Peripherals — 0.1%
BMO Capital Markets Corp. (NetApp, Inc.) 23.44% 01/31/20		10	612,343

Tobacco — 0.5%
TD Securities (USA) LLC (Altria Group, Inc.) 18.74% 01/13/20		39	1,900,094

Security		Par (000)	Value

Wireless Telecommunication Services — 0.4%
BOFA Securities, Inc. (China Mobile Ltd.) 16.76% 01/24/20	USD	44	$1,680,157

Total Equity-Linked Notes — 18.5% (Cost: $77,646,821)			78,699,077

Total Long-Term Investments — 99.6% (Cost: $376,131,083)			424,588,263

		Shares

Short-Term Securities — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%(e)(g)		1,787,577	1,787,577
SL Liquidity Series, LLC, Money Market Series, 1.80%(e)(f)(g)		2,071,510	2,071,924

Total Short-Term Securities — 0.9% (Cost: $3,859,344)			3,859,501

Total Investments — 100.5% (Cost: $379,990,427)			428,447,764

Liabilities in Excess of Other Assets — (0.5)%			(2,055,733)

Net Assets — 100.0%			$426,392,031

(a)	Non-income producing security.
(b)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $8,131,792, representing 1.9% of its net assets as of period end, and an original cost of $6,115,311.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security, or a portion of the security, is on loan.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	7,488,275	(5,700,698)	1,787,577	$1,787,577	$27,741		$3	$—
SL Liquidity Series, LLC, Money Market Series	—	2,071,510	2,071,510	2,071,924	5,861	(b)	107	157

				$3,859,501	$33,602		$110	$157

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

CHF	Swiss Frank

EUR	Euro

GBP	British Pound

USD	U.S. Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

GDR	Global Depositary Receipts

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Equity Income Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$3,236,137	$6,681,855	$—	$9,917,992
Automobiles	10,011,596	—	—	10,011,596
Banks	47,262,843	—	—	47,262,843
Beverages	1,740,766	—	—	1,740,766
Biotechnology	—	—	3,979,090	3,979,090
Capital Markets	6,145,697	—	—	6,145,697
Chemicals	2,870,676	—	—	2,870,676
Communications Equipment	8,596,254	—	—	8,596,254
Containers & Packaging	2,722,373	—	—	2,722,373
Diversified Financial Services	4,504,583	—	—	4,504,583
Diversified Telecommunication Services	22,238,454	—	—	22,238,454
Electric Utilities	14,338,080	—	—	14,338,080
Energy Equipment & Services	3,951,172	—	—	3,951,172
Food Products	9,850,920	2,068,733	—	11,919,653
Health Care Equipment & Supplies	5,858,671	5,186,166	—	11,044,837
Health Care Providers & Services	12,455,751	—	—	12,455,751
Household Durables	4,174,949	—	—	4,174,949
Household Products	6,464,829	—	—	6,464,829
Industrial Conglomerates	—	4,759,561	—	4,759,561
Insurance	31,518,313	3,978,161	—	35,496,474
IT Services	1,025,272	—	—	1,025,272
Multi-Utilities	4,304,614	—	—	4,304,614
Oil, Gas & Consumable Fuels	27,833,501	11,089,375	—	38,922,876
Personal Products	2,442,452	—	—	2,442,452
Pharmaceuticals	19,938,517	17,329,382	—	37,267,899
Road & Rail	2,720,110	—	—	2,720,110
Semiconductors & Semiconductor Equipment	2,464,617	—	—	2,464,617
Specialty Retail	744,308	—	—	744,308
Technology Hardware, Storage & Peripherals	1,866,130	8,251,217	—	10,117,347
Tobacco	5,726,773	5,204,380	—	10,931,153
Wireless Telecommunication Services	6,200,206	—	—	6,200,206
Preferred Stocks	—	—	4,152,702	4,152,702
Equity-Linked Notes:
Aerospace & Defense	—	2,096,620	—	2,096,620
Automobiles	—	936,099	—	936,099
Banks	—	5,835,978	—	5,835,978
Beverages	—	1,153,168	—	1,153,168
Capital Markets	—	2,049,124	—	2,049,124
Chemicals	—	1,293,436	—	1,293,436
Communications Equipment	—	1,328,410	—	1,328,410
Containers & Packaging	—	1,598,399	—	1,598,399

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock High Equity Income Fund

	Level 1	Level 2	Level 3	Total
Diversified Telecommunication Services	—	8,570,593	—	8,570,593
Electric Utilities	—	4,776,440	—	4,776,440
Energy Equipment & Services	—	1,224,652	—	1,224,652
Food Products	—	1,456,354	712,485	2,168,839
Health Care Equipment & Supplies	—	3,676,674	—	3,676,674
Household Products	—	2,982,646	—	2,982,646
Industrial Conglomerates	—	2,933,984	—	2,933,984
Insurance	—	11,653,005	—	11,653,005
Oil, Gas & Consumable Fuels	—	11,256,727	—	11,256,727
Personal Products	—	632,325	—	632,325
Pharmaceuticals	—	5,921,393	—	5,921,393
Semiconductors & Semiconductor Equipment	—	1,820,970	—	1,820,970
Specialty Retail	—	597,001	—	597,001
Technology Hardware, Storage & Peripherals	—	612,343	—	612,343
Tobacco	—	1,900,094	—	1,900,094
Wireless Telecommunication Services	—	1,680,157	—	1,680,157
Short-Term Securities	1,787,577	—	—	1,787,577

Subtotal	$274,996,141	$142,535,422	$8,844,277	$426,375,840

Investments Valued at Net Asset Value (“NAV”)(a)				2,071,924

Total Investments				$428,447,764

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Equity-Linked Notes	Total
Assets:
Opening Balance, as of September 30, 2019	$8,895,657	$4,271,952	$11,822,546	$24,990,155
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Other	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	(3,498,184)	—	(247,656)	(3,745,840)
Net change in unrealized appreciation (depreciation)(a)	2,683,162	(119,250)	54,905	2,618,817
Purchases	—	—	702,584	702,584
Sales	(4,101,545)	—	(11,619,894)	(15,721,439)

Closing Balance, as of December 31, 2019	$3,979,090	$4,152,702	$712,485	$8,844,277

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2019(a)	$2,683,162	$(119,250)	$54,905	$2,618,817

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2019, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $712,485. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)
Assets:
Common Stocks	$3,979,090	Income	Discount Rate	2%
		Market	Revenue Multiple	15.00x
Preferred Stocks	4,152,702

	$8,131,792

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.